Initial Public Offering	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering Disclosure [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units, at $10.00 per Unit. On July 31, 2020, in connection with the underwriters’ partial exercise of their over-allotment option, the Company sold an additional 2,977,568 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units, at $10.00 per Unit. On July 31, 2020, in connection with the underwriters’ partial exercise of their over-allotment option, the Company sold an additional 2,977,568 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share common stock at a price of $11.50 per share, subject to adjustment (see Note 9).